Software Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Software Costs
SOFTWARE COSTS

NOTE 6 – SOFTWARE COSTS

On December 15, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Whaxy Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), DDDigtal Inc., a Colorado corporation (“DDDigtal”), Zachary Marburger, an individual acting solely in his capacity as stockholder representative, and all of the stockholders of DDDigtal. Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into DDDigtal, whereby DDDigtal survived as a wholly-owned subsidiary of MassRoots (the “Merger”).

On January 25, 2017 (the “Effective Date”), the Merger was completed and became effective upon the filing of certificates of merger with the respective Secretary of State of the States of Delaware and Colorado, in such forms as required by, and executed in accordance with, the relevant provisions of the Delaware General Corporation Law and the Colorado Business Corporation Act.

Pursuant to the terms of the Merger Agreement, each share of DDDigtal’s common stock was exchanged for such number of shares of the Company’s common stock (or a fraction thereof), based upon an exchange ratio equal to approximately 5.273-for-1, such that 1 share of the Company’s common stock was issued for every 5.273 shares of DDDigtal’s common stock.

On the Effective Date, the Company issued an aggregate of 2,926,830 shares of the Company’s common stock pro rata to all stockholders of DDDigtal in exchange for all of their shares of DDDigtal’s common stock. At the same time, each share of common stock of Merger Subsidiary was converted into and exchanged for one share of common stock of DDDigtal held by the Company, and all shares of DDDigtal common stock outstanding immediately prior to the Effective Date were automatically cancelled and retired. DDDigtal continued as a surviving wholly-owned subsidiary of the Company, and Merger Subsidiary ceased to exist.

In addition, pursuant to the terms of the Merger Agreement, in December 2016, the Company paid cash consideration in the amount of $40,000 to Zachary Marburger and $20,000 to Micah Davidson, as repayment of outstanding debts owed by DDDigtal to such individuals.

As a condition to the closing of the Merger, the Company hired Zachary Marburger as its Vice President of Strategy, and engaged Micah Davidson as a Senior Software Engineer. As a condition of Mr. Marburger’s employment and pursuant to the terms of the Merger Agreement, the Company paid Mr. Marburger an additional $40,000 following the one-year anniversary of his constant employment with the Company.

Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360
Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333

Software	1,253,000	(1)

Goodwill	1,714,772

Assets acquired	$2,983,360

(1)	The estimated useful life for software development is assumed at 3 years. The acquisition was completed in January 2017, however the allocation of proceeds to identifiable assets was recognized during fourth quarter of 2017.

NOTE 6 – SOFTWARE COSTS

On December 15, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Whaxy Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), DDDigtal Inc., a Colorado corporation (“DDDigtal”), Zachary Marburger, an individual acting solely in his capacity as Stockholder Representative, and all of the stockholders of DDDigtal. Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into DDDigtal, whereby DDDigtal survived as a wholly-owned subsidiary of MassRoots (the “Merger”).

On January 25, 2017 (the “Effective Date”), the Merger was completed and became effective upon the filing of certificates of merger with the respective Secretary of State of the States of Delaware and Colorado, in such forms as required by, and executed in accordance with, the relevant provisions of the Delaware General Corporation Law and the Colorado Business Corporation Act.

Pursuant to the terms of the Merger Agreement, each share of DDDigtal’s common stock was to be exchanged for a number of shares of the Company’s common stock (or a fraction thereof), based on an exchange ratio, as ultimately calculated, equal to approximately 5.273-for-1, such that 1 share of the Company’s’ common stock was issued for every 5.273 shares of DDDigtal’s common stock.

On the Effective Date, the Company issued 2,926,830 shares of the Company’s common stock pro rata to all stockholders of DDDigtal (the “Share Consideration”) in exchange for all of their shares of DDDigtal’s common stock. At the same time, each share of the common stock of Merger Subsidiary was converted into and exchanged for one share of common stock of DDDigtal held by the Company, and all shares of DDDigtal common stock outstanding immediately prior to the Effective Date automatically cancelled and retired. DDDigtal continued as a surviving wholly-owned subsidiary of the Company, and Merger Subsidiary ceased to exist.

Also pursuant to the terms of the Merger Agreement, the Company paid cash consideration, in December 2016, of $40,000 to Zachary Marburger and $20,000 to Micah Davidson, as repayment of outstanding debts owed by DDDigtal to the individuals.

As a condition to the closing of the Merger, the Company hired Zachary Marburger as its Vice President of Strategy, and engaged Micah Davidson as a Senior Software Engineer. As a condition of Mr. Marburger’s employment and pursuant to the Merger Agreement, the Company will pay Mr. Marburger an additional $40,000 following the one-year anniversary of his constant employment with the Company.

Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333

Software	1,253,000	(1)

Goodwill	1,714,772

Assets acquired	$2,983,360

(1)	The estimated useful life for Software development is assumed at 3 years. The acquisition was completed in January 2017, however the allocation of proceeds to identifiable assets was recognized during fourth quarter. Initially the recording of acquisition was as disclosed in Note 1.